STOCK OPTIONS AND AWARDS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense		$ 13,379	$ 9,635	$ 7,678
Total unrecognized compensation cost		$ 15,600
Unrecognized compensation cost, period for recognition (in years)		1 year 11 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		2,951,070
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	83,551
Share-based Compensation Arrangement by Share-based Payment Award, Option Term		10 years
Options outstanding at end of year		4,855	20,515
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)		20,515
Granted (in shares)		0	0	0
Exercised (in shares)		(15,660)
Forfeited or expired (in shares)		0
Outstanding at end of year (in shares)		4,855	20,515
Exercised (in shares)		4,855
Weighted average exercise price, outstanding at beginning of year (in dollars per share)		$ 10.98
Weighted average exercise price, granted (in dollars per share)		0.00
Weighted average exercise price, exercised (in dollars per share)		11.32
Weighted average exercise price, forfeited or expired (in dollars per share)		0.00
Weighted average exercise price, outstanding at end of year (in dollars per share)		9.86	$ 10.98
Weighted average exercise price, Exercisable (in dollars per share)		$ 9.86
Weighted average remaining contractual term, outstanding at end of year (in years)		3 months 7 days
Weighted average remaining contractual life, exercisable at end of year (in years)		3 months 7 days
Aggregate intrinsic value, outstanding at end of year		$ 70
Aggregate intrinsic value, exercisable at end of year		70
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total intrinsic value of options exercised		208	$ 114	$ 86
Proceeds from exercise of stock options		177	64	72
Share-based Payment Arrangement, Exercise of Option, Tax Benefit		3,095	2,229	1,776
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value		$ 11,400	$ 8,600	$ 6,100
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	530,569	839,733	763,283	530,569
Number of shares granted		945,193	539,020	503,311
Number of shares vested		(407,386)	(386,848)	(233,828)
Number of shares forfeited		(148,194)	(75,722)	(36,769)
Number of shares nonvested at end of year		1,229,346	839,733	763,283
Weighted average of shares fair value, nonvested at beginning of year	$ 27.19	$ 22.30	$ 22.04	$ 27.19
Weighted average of shares fair value granted		23.57	22.69	18.62
Weighted average of shares fair value vested		28.05	22.24	26.07
Weighted average of shares fair value forfeited		18.40	22.86	23.79
Weighted average of shares fair value, nonvested at end of year		$ 21.28	$ 22.30	$ 22.04